Asia Electrical Power International Group Inc.

#703-1112 West Pender Street, Vancouver, BC V6E2S1 Canada

Telephone: 604-697-8899 Fax: 604-697-8898

October 29, 2004

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C.  20549

Re:

Registration Statement on Form SB-2

Ladies and Gentlemen:

We enclose for filing pursuant to the Securities Act of 1933, as amended, a Registration Statement on Form SB-2, together with exhibits thereto covering the offer and sale of up to 7,752,000 shares of our common stock.

We have wired the registration filing fee in the amount of $19.64 to SEC account number 910-8739 at Mellon Bank in Pittsburgh.

Please direct any comments or questions you may have concerning the Registration Statement to us at (604) 697-8899, extension # 103.

Very truly yours,

/s/ Yulong Guo

Yulong Guo, President